Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Description of Organization and Business Operations [Abstract]
Schedule of class A common stock reflected in the balance sheet as temporary equity
Gross proceeds for the Initial Public Offering	$172,500,000
Less:
Proceeds allocated to the initial fair value of Public Warrants	(6,210,000)
Class A common stock issuance costs	(9,527,789)
Fair value of Founder Shares attributable to Anchor Investor allocated to redeemable Class A common stock, net of allocated transaction costs	(4,252,433)
Plus:
Remeasurement of carrying value to redemption value	19,990,222
Class A common stock subject to possible redemption, as of December 31, 2021	172,500,000
Less:
Class A common stock redeemed, including Trust Account earnings of $32,631	(68,488,691)
Plus:
Remeasurement of carrying value to redemption value	1,498,386
Class A common stock subject to possible redemption, as of September 30, 2022	$105,509,695

Gross proceeds for the Initial Public Offering	$172,500,000
Less:
Proceeds allocated to the fair value of Public Warrants	(6,210,000)
Class A common stock issuance costs	(9,527,789)
Fair value of Founder Shares attributable to Anchor Investor allocated to redeemable Class A common stock	(4,252,433)
Plus:
Re-measurement of carrying value to redemption value	19,990,222

Class A common stock subject to possible redemption	$172,500,000

Schedule of basic and diluted net loss per common share
	For the Three Months Ended September 30, 2022				For the Nine Months Ended September 30,
	2022		2021		2022		2021
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per share of common stock
Numerator:
Allocation of net (loss) income	$(69,920)	$(27,776)	$820,102	$205,026	$3,747,387	$1,068,923	$(347,231)	$(86,808)
Denominator:
Basic and diluted weighted average shares outstanding	10,855,753	4,312,500	17,250,000	4,312,500	15,118,584	4,312,500	16,615,809	4,291,820

Basic and diluted net (loss) income per share of common stock	$(0.01)	$(0.01)	$0.05	$0.05	$0.25	$0.25	$(0.02)	$(0.02)

	Year Ended December 31, 2021		For the Period from September 24, 2020 (Inception) Through December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net loss per common share
Numerator:
Allocation of net loss	$(323,233)	$(82,793)	$—	$(1,893)
Denominator:
Basic and diluted weighted average shares outstanding	16,776,099	4,297,047	—	3,750,000
Basic and diluted net loss per common share	$(0.02)	$(0.02)	$—	$(0.00)